Financial Risk Management - Liquidity Risk - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 25, 2018	Jan. 26, 2017	Jan. 27, 2016	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 21, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends		$ 237.4	$ 227.8	$ 283.2		$ 304.9	$ 269.0
Dividend per share (in dollars per share)		$ 10	$ 10	$ 10.00		$ 10	$ 10
Cash and investments, net						$ 36,900.0	$ 27,100.0
Investments						39,255.4	28,430.7
Net (purchases) sales of securities classified as FVTPL						1,467.5	(1,203.6)
Income taxes payable						95.6	35.4
Subsequent event
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends	$ 283.2
Dividend per share (in dollars per share)	$ 10
Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends						418.1	445.8
Net (purchases) sales of securities classified as FVTPL						(285.0)	(814.4)
Holding Company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments, net						2,356.9	1,329.4
Subsidiary investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments, net						$ 36,898.5	27,101.3
4.70% due December 16, 2026 | Holding Company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate						4.70%
Revolving credit facility | Holding Company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revolving credit facility available							1,000.0	$ 2,000.0
Fairfax India | Subsidiary investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments						$ 1,054.7	$ 326.6
Liquidity risk | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure percentage						12.30%	9.60%
Forecast | Fairfax India and Fairfax Africa Term Loans | Non-insurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Repayment of borrowings					$ 855.9